Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interests in other entities [Line Items]
At January 1	€ 26,042	€ 24,846
Capital contributions and acquisitions	36	65
Dividend received	(1,634)	(1,196)
Net result for the financial year	(1,275)	2,119	€ 0
Revaluations	(9,575)	209
At December 31	€ 13,594	€ 26,042	€ 24,846